Stockholders’ Equity (Details Narrative) - $ / shares	May 11, 2023	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 23, 2021
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized		3,000,000,000	3,000,000,000	4,000,000,000	4,000,000,000
Common stock par value		$ 0.001	$ 0.001	$ 0.001	$ 0.001
Preferred stock, shares authorized					100,000,000
Preferred stock, par value					$ 0.001
Common stock, shares issued		125,073,621	125,073,621	3,877,282,251
Common stock, shares outstanding		125,073,621	125,073,621	3,877,282,251
Subsequent Event [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized	3,877,282,251
Preferred stock, shares issued	0		0	0
Preferred stock, shares outstanding	0
Board of Directors Chairman [Member]
Deferred Compensation Arrangement with Individual, Excluding Share-Based Payments and Postretirement Benefits [Line Items]
Common stock, shares authorized		4,000,000,000			3,000,000,000
Common stock par value		$ 0.001			$ 0.001
Preferred stock, shares authorized		100,000,000
Preferred stock, par value		$ 0.001
Preferred stock, shares issued			0
Preferred stock, shares outstanding			0
Common stock, shares issued			125,073,621
Common stock, shares outstanding			125,073,621